Convertible Preferred Stock - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 24, 2023	Aug. 22, 2023
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio				3.06	3.06
Exercise of convertible preferred stock warrants	$ 1,500	$ 1,460	$ 0
Exercise of warrants		4,290
Convertible preferred stock warrants		0	3,096
Change in fair value of warrants		(507)	0
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Exercise of warrants	$ 2,800
Convertible preferred stock warrants		0	3,100
Change in fair value of warrants		$ 300	$ 28,900